SUPPLEMENT DATED MARCH 11, 2015
to

TO PROSPECTUS DATED MAY 1, 1997
FOR NEW YORK PREFERRED ADVISOR

ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
VARIABLE ACCOUNT K

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2015, the Columbia Variable Portfolio –International Opportunities Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.

Please retain this supplement with your prospectus for future reference.

NY Preferred Advisor 3/2015